Claims Financing Obligations and Notes Payable - Brickell Key Investments - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 23, 2024	Mar. 31, 2024	Oct. 12, 2022	Oct. 11, 2022	Dec. 31, 2015
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price	$ 82.43	$ 286.56	$ 82.43	$ 82.43		$ 286.56			$ 121.88
Fair value of warrants	$ 0	$ 0		$ (76,362,000)	$ (4,058,000)	$ (4,785,000)	$ 2,870,000
Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased	5,500,000,000	5,500,000,000	5,500,000,000	5,500,000,000		5,500,000,000	5,500,000,000
Common stock issued	$ 2,000	$ 1,000	$ 2,000	$ 2,000		$ 1,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Warrants or rights exercise price	287.5	287.5	$ 287.5	$ 287.5		$ 287.5		$ 0.0001
Fair value of warrants			$ (26,600)	$ (213,600)		$ (4,800,000)
Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price		0.0025				$ 0.0025
Price of common stock	30	$ 30.00	$ 30	$ 30		$ 30.00
Warrant [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price	$ 0.04		$ 0.04	$ 0.04
Claims Financing Obligation and Notes Payable [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrant and rights outstanding	$ 80,000,000	$ 80,000,000	$ 80,000,000	$ 80,000,000		$ 80,000,000
Brickell Key Investment Amendment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Shares pledged under agreement												50,000,000
Brickell Key Investment Amendment [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased												2,666,667
Common stock issued												$ 6,666.67
Common stock par or stated value per share												$ 0.0025
Brickell Key Investment Amendment [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price												$ 30.00
Warrant and rights outstanding												$ 80,000,000
Claims Proceeds Investment Agreement [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased										2,666,667
Common stock issued										$ 6,666.67
Common stock par or stated value per share										$ 0.0025
Claims Proceeds Investment Agreement [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price										$ 30
Percentage of shares obtained through warrant										15.00%		15.00%
Warrant and rights outstanding										$ 80,000,000	$ 143,000,000